Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity

Note 15 – Equity

Ordinary shares

Infobird Cayman was established under the laws of the Cayman Islands on March 26, 2020. The authorized number of ordinary shares is 50,000,000 shares with a par value of $0.001 per ordinary share, and 19,000,000 ordinary shares were issued on March 26, 2020. The Company has retroactively restated all shares and per share data for all the periods presented pursuant to ASC 260. As a result, the Company had 50,000,000 authorized ordinary shares, par value $0.001 per share, of which 19,000,000 were issued and outstanding as of December 31, 2020 and 2019.

On April 22, 2021, the Company completed its initial public offering (“IPO”) of 6,250,000 ordinary shares, par value $0.001 per share, and on June 8, 2021, issued 125,000 ordinary shares pursuant to the underwriter’s partial exercise of its over-allotment option in connection with the IPO, at a public offering price of $4.00 per share, which resulted in net proceeds to the Company of approximately $20.8 million after deducting underwriting discounts and commissions and other expenses.

During the year ended December 31, 2021, the Company granted 70,000 ordinary shares to two consulting firms based on grant date fair value of $150,600 to be amortized over stated services period.

As a result, 25,445,000 ordinary shares were issued and outstanding as of December 31, 2021.

Warrants

In connection with the IPO, on April 22, 2021, the Company issued warrants to purchase 625,000 ordinary shares at $5.00 per share, are exercisable upon issuance and will expire on March 31, 2026 which is five years from the effective of the registration statement. As of December 31, 2021, the Company had warrants to purchase 625,000 ordinary shares outstanding with an exercise price of $5.00 per share and remaining lives of 4.25 years.

The Company’s outstanding warrants are classified as equity since they qualify for exception from derivative accounting as they are considered to be indexed to the Company’s own stock and require net share settlement. The fair value of the warrants of approximately $1.3 million is valued based on the Black-Scholes-Merton model and is recorded as additional paid-in capital from common stock based on the relative fair value of net proceeds received using the following assumptions:

Annual dividend yield	—
Expected life (years)	5.0
Risk-free interest rate	0.92%
Expected volatility	95.15%

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2021:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2018	—	$—
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2019	—	—
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2020	—	—
Issued	625,000	$5.0
Exercised	—	—
Expired	—	—

Warrants outstanding, as of December 31, 2021	625,000	$5.0

Warrants exercisable, as of December 31, 2021	625,000	$5.0

Share-based compensation

During the year ended December 31, 2021, the Company granted 70,000 ordinary shares to two consulting firms based on grant date fair value of $150,600 to be amortized over stated services period. Share based compensation for the year ended December 31, 2021 amounted to $140,467. The Company recognized $140,467 of stock compensation expenses, remaining $10,133 is to be amortized over remaining contract period till January 6, 2022. There was no share based compensation in 2020 and 2019.

Acquisition of noncontrolling interests

In August 2019,   Infobird Beijing acquired an additional 18.18% of noncontrolling interests in Infobird Guiyang for approximately $1.8 million (RMB 12,360,000). The acquisition increased Infobird Beijing’s controlling interest in Infobird Guiyang from 72.00% to 90.18%. The excess of the price paid over the carrying value of noncontrolling interests, $1,685,154, was recorded as a reduction of the Company’s paid-in capital.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Infobird WFOE, Infobird Beijing, Infobird Anhui, Infobird Guiyang and Qishuo (collectively “Infobird PRC entities”)   only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Infobird PRC entities.

Infobird PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Infobird PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. Infobird PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Infobird PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Infobird PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2021 and 2020, amounts restricted are the paid-in-capital, registered capital and statutory reserves of Infobird PRC entities, which amounted to $15.7   million and $6.3 million, respectively.

Statutory reserves

During the years ended December 31, 2021, 2020 and 2019, Infobird PRC entities collectively attributed $11,587, $405,771 and $31,778 of retained earnings for their statutory reserves, respectively.